SUBSEQUENT EVENTS (Narrative) (Details)	Oct. 01, 2021 shares	Apr. 30, 2021 USD ($)	Mar. 02, 2021 USD ($)	Feb. 24, 2021 USD ($) item	Jan. 29, 2021 $ / shares shares
Sentry Neuromonitoring, LLC
Subsequent Events
Purchase price		$ 3,400,000
Cash consideration		1,125,000
Common shares liability, at fair value		2,275,000
Assets assumed		$ 2,182,000
Subsequent Events
Subsequent Events
Options granted (in shares) | shares	197,000				1,625,000
Options granted, exercise price | $ / shares					$ 1.06
Options granted, vesting percentage on the grant date					20.00%
Options granted, remaining vesting percentage in every six months until fully vested					16.670
Subsequent Events | Sentry Neuromonitoring, LLC
Subsequent Events
Purchase price				$ 3,500,000
Cash consideration				1,200,000
Common shares liability, at fair value				2,300,000
Assets assumed				$ 250,000
Number of IONM procedures | item				5,500
Percentage of IONM procedures				50
Number of full-time staff | item				34
Number of technologists | item				24
Number of surgeons | item				50
Number of facilities | item				50
Subsequent Events | PPP Loan
Subsequent Events
Unsecured PPP loan			$ 1,700,000
Coupon rate of units			1.00%
Minimum threshold period for commencing principal and interest payments			10 months